Defined Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Net Periodic Pension Cost (Income)

The net periodic pension cost (income) for the Company’s pension plans includes the following components for the years ended December 31, 2013, 2012 and 2011:

	Year Ended December 31,
(in thousands)	2013	2012	2011
Service cost	$331	$495	$133
Interest cost	89	124	63
Expected return on plan assets	(62)	(127)	(49)
Amortization of actuarial loss	0	7	0
Amortization of prior service costs	23	16	13
Amortization of transition obligation	54	52	0
Net periodic pension cost	435	567	160
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Prior service costs arising during the period	110	120	0
Current year actuarial (gain) loss	(55)	(68)	143
Amortization of actuarial loss	0	(7)	0
Amortization of prior service costs	(23)	(16)	(13)
Amortization of transition obligation	(54)	(52)	0
Total (gain) loss recognized in other comprehensive loss	(22)	(23)	130
Total recognized in net periodic pension cost (income) and other comprehensive loss	$413	$544	$290

Funded Status and Amounts Recognized

The funded status and the amounts recognized in the consolidated balance sheets for the Company’s pension plans are as follows:

(In thousands)	December 31, 2013	December 31, 2012
Change in benefit obligation:
Projected benefit obligation at beginning of year	$4,927	$6,070
Service cost	331	495
Interest cost	89	124
Actuarial (gain) loss	(15)	(20)
Employee contribution	182	243
Prior service cost	110	120
Benefits paid	(19)	(2,105)
Divestures	(5,605)	—
Projected benefit obligation at end of year	$—	$4,927
Change in plan assets:
Fair value of plan assets at beginning of year	$3,474	$4,892
Actual (loss) return on plan assets	150	175
Employee contribution	182	243
Employer contribution	201	269
Divestures	(3,988)	—
Benefits paid	(19)	(2,105)
Fair value of plan assets at end of year	$—	$3,474
Funded status, end of year:
Fair value of plan assets	$—	$3,474
Benefit obligations	—	4,927
Funded status (Deficit) at end of year	$—	$(1,453)
Amounts recognized in the balance sheet:
Current liability	—	—
Noncurrent liability	—	(1,453)
Amount recognized at end of year	$—	$(1,453)
Changes in accumulated other comprehensive loss:
Accumulated other comprehensive loss at beginning of year	$232	$261
Net amount recognized in other comprehensive loss	(22)	(23)
Divestures	(208)	—
Foreign exchange impact	(2)	(6)
Accumulated other comprehensive loss at end of year	$—	$232
Accumulated benefit obligation at end of year	$—	$4,668

Assumptions Used in Accounting for Pension Plans

Assumptions used in accounting for the Company’s pension plans for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Weighted average assumptions used to determine benefit obligations:
Measurement date	12/31/2013	12/31/2012	12/31/2011
Discount rate	1.95%	1.90%	2.25%
Rate of compensation increase	1.50%	1.50%	1.50%
Weighted average assumptions used to determine net (income) cost:
Measurement date	12/31/2013	12/31/2012	12/31/2011
Discount rate	1.95%	1.90%	2.25%
Expected return on plan assets	1.95%	1.90%	2.50%
Rate of compensation increase	1.50%	1.50%	1.50%